Share capital (Tables)	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended						For the six months ended
$ millions, except number of shares		2020 Apr. 30		2020 Jan. 31		2019 Apr. 30		2020 Apr. 30		2019 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	444,981,533	$13,669	445,341,675	$13,591	443,802,263	$13,350	445,341,675	$13,591	442,826,380	$13,243
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	71,409	8	474,948	51	172,074	18	546,357	59	299,864	32
Shareholder investment plan	454,791	36	334,004	36	423,837	47	788,795	72	948,020	104
Employee share purchase plan	376,684	34	324,279	36	280,232	31	700,963	70	579,878	64
	445,884,417	13,747	446,474,906	13,714	444,678,406	13,446	447,377,790	13,792	444,654,142	13,443
Purchase of common shares for cancellation	(710,800)	(22)	(1,497,800)	(46)	–	–	(2,208,600)	(68)	–	–
Treasury shares	(40,261)	(3)	4,427	1	(28,098)	(3)	(35,834)	(2)	(3,834)	–
Balance at end of period (2)	445,133,356	$13,722	444,981,533	$13,669	444,650,308	$13,443	445,133,356	$13,722	444,650,308	$13,443
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)	Excludes nil restricted shares as at April 30, 2020 (January 31, 2020: nil; April 30, 2019: 409).

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2020 Apr. 30	2019 Oct. 31
Common Equity Tier 1 (CET1) capital		$29,535	$27,707
Tier 1 capital	A	32,685	30,851
Total capital		37,968	35,854

Total risk-weighted assets (RWA)		261,763	239,863

CET1 ratio		11.3%	11.6%
Tier 1 capital ratio		12.5%	12.9%
Total capital ratio		14.5%	15.0%
Leverage ratio exposure	B	$726,959	$714,343
Leverage ratio	A/B	4.5%	4.3%